Condensed Financial Information Of Parent Company Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Operating costs and expenses:
General and administrative	$ (235,743)	$ (155,412)	$ (103,336)
Total operating costs and expenses	(654,921)	(462,371)	(308,993)
Operating income	116,797	95,501	77,314
Interest income	25,488	13,017	6,474
Net income	132,688	101,774	77,789
Parent Company [Member]
Operating costs and expenses:
General and administrative	24,477	15,413	16,520
Total operating costs and expenses	24,477	15,413	16,520
Operating income	(24,477)	(15,413)	(16,520)
Other income (expenses)	147		(250)
Interest income	422	241	98
Equity in earnings of subsidiaries and VIE	156,596	116,946	94,461
Net income	$ 132,688	$ 101,774	$ 77,789